Note 15 - Warehouse Credit Facilities (Details Textual) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Oct. 20, 2021	Jan. 15, 2021	Jan. 11, 2021	Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity				$ 400,000
Forecast [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 125,000
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 250,000	$ 175,000